Intangible assets, net - Schedule of intangible assets, net (Parenthetical) (Details) - Agency contract rights - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Agency contract right acquired	¥ 15,136,791	¥ 24,485,849
Agency contract right acquired, weighted average amortization period	3 years	2 years 1 month 6 days